CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 12,614	$ 114,963	$ 97,479
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	16,434	14,092	13,838
Stock-based compensation expense	27,211	18,040	13,316
Change in payment obligation related to acquisitions	(7,325)	19,251	(6,904)
Foreign currency translation	53	(27)	20
Accrued interest, net	3,355	(5,547)	(3,646)
Deferred taxes, net	(2,109)	(654)	(1,428)
Accrued severance pay, net	295	(274)	(106)
Amortization of premium and accretion of discount on marketable securities	(1,257)	(1,147)	0
Gain from sale of property and equipment	(46)	(27)	(12)
Restructuring costs and other charges	6,895	0	0
Net changes in operating assets and liabilities:
Decrease (Increase) in Accounts receivable, net	66,063	(5,329)	(45,236)
Increase in Prepaid expenses and other current assets	(5,457)	(433)	(434)
Operating lease right-of-use assets	4,876	3,653	1,104
Operating lease liabilities	(3,820)	(3,966)	(1,909)
Increase (Decrease) in Accounts payable	(96,362)	6,878	48,191
Increase (Decrease) in Accrued expenses and other liabilities	(14,233)	(2,917)	9,320
Deferred revenue	(248)	(1,093)	(1,474)
Net cash provided by operating activities	6,939	155,463	122,119
Cash flows from investing activities
Purchases of property and equipment	(6,872)	(811)	(1,058)
Proceeds from sale of property and equipment	46	27	12
Investment in marketable securities	(39,502)	(111,026)	0
Proceeds from maturities of marketable securities	40,813	34,427	0
Proceeds from short-term deposits	207,450	253,400	217,200
Investment in short-term deposits	(139,333)	(207,450)	(253,400)
Cash paid in connection with acquisitions, net of cash acquired	0	(101,921)	(9,570)
Net cash provided by (used in) investing activities	62,602	(133,354)	(46,816)
Cash flows from financing activities
Repurchase of shares for retirement	(46,920)	0	0
Proceeds from exercise of stock-based compensation	547	2,433	5,833
Payments of contingent consideration	(54,540)	(13,256)	(9,091)
Net cash used in financing activities	(100,913)	(10,823)	(3,258)
Effect of exchange rate changes on cash and cash equivalents	(214)	141	(59)
Net increase (decrease) in cash and cash equivalents and restricted cash	(31,586)	11,427	71,986
Cash and cash equivalents and restricted cash at beginning of year	188,948	177,521	105,535
Cash and cash equivalents and restricted cash at end of year	157,362	188,948	177,521
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	156,228	187,609	176,226
Restricted cash	1,134	1,339	1,295
Total cash, cash equivalents, and restricted cash	157,362	188,948	177,521
Cash paid during the year for:
Income taxes	13,098	18,030	7,689
Interest	13	6	5
Non-cash investing and financing activities:
Creation of new lease right-of-use assets arising from lease liability	18,476	132	2,085
Issuance of shares in connection with acquisitions	10,551	0	0
Measurement Period Adjustment	(889)	0	12,290
Purchase of property and equipment on credit	$ 936	$ 2	$ (47)